Financial Instruments and Risk Management - Schedule of financial and other liabilities & estimated interest payments (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	$ 10,604	$ 9,354
Term loan	5,608	$ 7,139
Contractual cash flows [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	8,226
Term loan	5,608
Convertible loan	5,766
Lease commitments	9,070
Loans payable and interest	15,866
Total	44,536
within 1 year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	8,226
Term loan	5,608
Convertible loan	3,337
Lease commitments	2,938
Loans payable and interest	2,788
Total	22,897
1 to 3 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	2,429
Lease commitments	4,879
Loans payable and interest	3,993
Total	11,301
3 to 5 years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	1,253
Loans payable and interest	2,485
Total	3,738
5+ years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Accounts payable	0
Term loan	0
Convertible loan	0
Lease commitments	0
Loans payable and interest	6,600
Total	$ 6,600